Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,166,602	$ 2,262,433
Present value adjustment	(394,975)	(421,206)
Total Lease liability	1,771,627	1,841,227
Current liabilities	346,205	352,627
Non-current liabilities	1,425,422	1,488,600
Total Lease liability	$ 1,771,627	$ 1,841,227	$ 1,856,730	$ 1,721,833